Expense Example - SA VCP Dynamic Allocation Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	76	237	411	918	101	315	547	1,213